UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900


Signature, Place and Date of Signing:


/s/ John Hock                     Stamford, CT                 May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total: $564,971
                                     (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


                                                                 FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2           COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8

                                 TITLE                         US MKT      SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS          CUSIP       VALUE       PRN AMT   PRN CALL  DISCRETN    MGRS   SOLE  SHARED  NONE
                                                               (X1000)
--------------                   --------          -----       -----       -------   --- ----  --------    ----   ----  ------  ----
ABBOTT LAB                       COM               002824100    5,496          117,900           SOLE        NONE    SOLE
AFFYMETRIX INC                   COM               00826T108    3,853           90,000           SOLE        NONE    SOLE
AFLAC INC                        COM               001055102    1,565           42,000           SOLE        NONE    SOLE
ALEXION PHARMACEUTICAL INC       COM               015351109    1,300           60,000           SOLE        NONE    SOLE
ALPHARMA INC                     CL A              020813101    4,517          366,650           SOLE        NONE    SOLE
ALTRIA GROUP INC                 COM               02209s103   15,962          244,110           SOLE        NONE    SOLE
AMBAC FINL GROUP INC             COM               023139108    6,159           82,400           SOLE        NONE    SOLE
AMERICAN EXPRESS CO              COM               025816109    2,286           44,500           SOLE        NONE    SOLE
AMERICAN INTL GROUP INC          COM               026874107    1,285           23,191           SOLE        NONE    SOLE
APACHE CORP                      COM               037411105    5,532           90,346           SOLE        NONE    SOLE
ARCHER-DANIELS-MIDLAND CO        COM               039483102      519           21,100           SOLE        NONE    SOLE
BAXTER INTL INC                  COM               071813109   16,949          498,800           SOLE        NONE    SOLE
BIOENVISION INC COM              COM               09059N100    1,898          330,000           SOLE        NONE    SOLE
BIOGEN IDEC INC                  COM               09062X103    2,071           60,000           SOLE        NONE    SOLE
BIOMARIN PHARMACEUTICAL INC      COM               09061G101    6,701        1,301,100           SOLE        NONE    SOLE
BOSTON SCIENTIFIC CORP           COM               101137107    5,263          179,700           SOLE        NONE    SOLE
BP PLC                           SPON ADR          055622104   18,757          300,600           SOLE        NONE    SOLE
BRISTOL MYERS SQUIBB CO          COM               110122108   30,717        1,206,500           SOLE        NONE    SOLE
CALIPER LIFE SCIENCES INC        COM               130872104      645          100,000           SOLE        NONE    SOLE
CAPITAL SR LIVING CORP           COM               140475104    1,095          195,100           SOLE        NONE    SOLE
CARACO PHARM LABS LTD            COM               14075T107    1,481          181,100           SOLE        NONE    SOLE
CARDINAL HEALTH INC              COM               14149Y108    3,379           60,555           SOLE        NONE    SOLE
CENDANT CORP                     COM               151313103    5,901          287,300           SOLE        NONE    SOLE
CHECK POINT SOFTWARE ORD         ORD               M22465104    1,635           75,200           SOLE        NONE    SOLE
CISCO SYSTEMS INC                COM               17275r102    8,047          449,800           SOLE        NONE    SOLE
CITIGROUP INC                    COM               172967101    2,301           51,200           SOLE        NONE    SOLE
COSTCO WHSL CORP NEW             COM               22160K105    6,464          146,300           SOLE        NONE    SOLE
CUBIST PHARMACEUTICALS INC       COM               229678107    2,800          263,700           SOLE        NONE    SOLE
DEL MONTE FOODS CO               COM               24522P103    8,013          738,500           SOLE        NONE    SOLE
ECLIPSYS CORP                    COM               278856109    1,935          125,000           SOLE        NONE    SOLE
EDP ENERGIAS DE PORTUGAL         SPON ADR          268353109    1,936           68,796           SOLE        NONE    SOLE
ELAN PLC                         ADR               284131208    1,264          390,000           SOLE        NONE    SOLE
EOG RES INC                      COM               26875P101    7,857          161,200           SOLE        NONE    SOLE
EVEREST RE GROUP LTD             COM               G3223R108    4,779           56,150           SOLE        NONE    SOLE
FEDERAL NATL MTG ASSN            COM               313586109      871           16,000           SOLE        NONE    SOLE
FISHER SCIENTIFIC INTL INC       COM NEW           338032204    5,066           89,000           SOLE        NONE    SOLE
FURNITURE BRANDS INTL INC        COM               360921100      567           26,000           SOLE        NONE    SOLE
GANNETT INC                      COM               364730101      625            7,900           SOLE        NONE    SOLE
GENERAL ELECTRIC CO              COM               369604103    7,082          196,400           SOLE        NONE    SOLE
GRUPO TELEVISA SA DE CV          SP ADR REP ORD    40049J206      729           12,400           SOLE        NONE    SOLE
HEINZ (H J) CO                   COM               423074103    3,279           89,000           SOLE        NONE    SOLE
HOME DEPOT INC                   COM               437076102      478           12,500           SOLE        NONE    SOLE
HONDA MTR LTD                    AMERN SHS         438128308    1,057           42,200           SOLE        NONE    SOLE
HOSPIRA INC                      COM               441060100    3,769          116,790           SOLE        NONE    SOLE
IMCLONE SYS INC                  COM               45245W109   38,281        1,109,582           SOLE        NONE    SOLE
IMMUNICON CORP DEL COM           COM               45260A107      563           95,600           SOLE        NONE    SOLE
IMMUNOMEDICS INC COM             COM               452907108      972          400,000           SOLE        NONE    SOLE
INTERACTIVECORP                  COM               44919P102    8,806          395,400           SOLE        NONE    SOLE
INTL PAPER CO                    COM               460146103    9,146          248,600           SOLE        NONE    SOLE
IVAX CORP                        COM               465823102    7,893          399,250           SOLE        NONE    SOLE
JPMORGAN  & CHASE & CO           COM               46625h100   16,639          480,900           SOLE        NONE    SOLE
KING PHARAMACUETICALS INC        COM               495582108   16,636        2,001,900           SOLE        NONE    SOLE
KNIGHT-RIDDER INC                COM               499040103      464            6,900           SOLE        NONE    SOLE
KOOKMIN BK NEW                   SPON ADR          50049m109   11,404          255,400           SOLE        NONE    SOLE
LIBERTY MEDIA CORP NEW           COM SER A         530718105   18,980        1,830,284           SOLE        NONE    SOLE
LIGAND PHARMACEUTICALS INC       CL B              53220K207    1,547          270,000           SOLE        NONE    SOLE
MCDONALDS CORP                   COM               580135101    7,816          251,000           SOLE        NONE    SOLE
MCKESSON CORP                    COM               58155q103    9,777          259,000           SOLE        NONE    SOLE
MEDAREX INC                      COM               583916101    1,371          192,300           SOLE        NONE    SOLE
MICROSOFT CORP                   COM               594918104    9,658          399,600           SOLE        NONE    SOLE
MILLENNIUM PHARMACTCLS           COM               599902103    1,895          225,000           SOLE        NONE    SOLE
MOLSON COORS BREWING CO          CL B              60871R209    2,168           28,100           SOLE        NONE    SOLE
NABORS INDS LTD                  SHS               G6359F103    4,081           69,000           SOLE        NONE    SOLE
NCR CORP NEW COM                 COM               62886E108   10,031          297,300           SOLE        NONE    SOLE
NOMURA HLDGS INC                 SPON ADR          65535h208    1,414          102,000           SOLE        NONE    SOLE
ORACLE CORP                      COM               68389x105    9,119          730,700           SOLE        NONE    SOLE
OUTBACK STEAKHOUSE INC           COM               689899102      673           14,700           SOLE        NONE    SOLE
PAYCHEX INC                      COM               704326107      858           26,150           SOLE        NONE    SOLE
PERRIGO CO                       COM               714290103    1,819           95,000           SOLE        NONE    SOLE
PHH CORP                         COM NEW           693320202      323           14,769           SOLE        NONE    SOLE
PROCTER & GAMBLE CO              COM               742718109      758           14,300           SOLE        NONE    SOLE
PROTECTIVE LIFE CORP             COM               743674103   13,961          355,250           SOLE        NONE    SOLE
PSYCHIATRIC SOLUTIONS INC        COM               74439H108    4,683          101,800           SOLE        NONE    SOLE
READERS DIGEST ASSN INC          COM               755267101      779           45,000           SOLE        NONE    SOLE
RENAISSANCERE HOLDINGS LTD       COM               G7496G103      925           19,800           SOLE        NONE    SOLE
REPUBLIC SERVICES INC            COM               760759100    9,411          281,100           SOLE        NONE    SOLE
SHIRE PHARMCTL GRP PL            SPON ADR          82481R106    7,970          232,500           SOLE        NONE    SOLE
SPRINT CORP                      COM FON           852061100   10,670          469,000           SOLE        NONE    SOLE
SMURFIT- STONE CONTAINER CORP    COM               832727101      656           42,400           SOLE        NONE    SOLE
STORA ENSO CORP                  SPON ADR REP R    86210M106    5,012          356,700           SOLE        NONE    SOLE
TAIWAN SEMICONDUCTOR MFG LTD     SPON ADR          874039100   14,239        1,679,100           SOLE        NONE    SOLE
TALISMAN ENERGY IN               COM               87425E103      871           25,500           SOLE        NONE    SOLE
TELEFONOS DE MEXIC               SPON ADR ORD L    879403780    5,711          165,400           SOLE        NONE    SOLE
TELESP CELULAR PART SA           SPON ADR PFD      87952L108    2,048          342,400           SOLE        NONE    SOLE
TENET HEALTHCARE CORP            COM               88033G100   17,279        1,498,600           SOLE        NONE    SOLE
TORCHMARK CORP                   COM               891027104   15,128          289,800           SOLE        NONE    SOLE
TYCO INTL LTD NEW                COM               902124106   10,336          305,800           SOLE        NONE    SOLE
UNISYS CORP                      COM               909214108    3,897          552,000           SOLE        NONE    SOLE
UNITED TECHNOLOGIES CORP         COM               913017109      823            8,100           SOLE        NONE    SOLE
VODAFONE GROUP PLC NEW           SPON ADR          92857W100   23,476          883,900           SOLE        NONE    SOLE
WACHOVIA CORP 2ND NEW            COM               929903102    2,495           49,000           SOLE        NONE    SOLE
WAL-MART STORES INC              COM               931142103      842           16,800           SOLE        NONE    SOLE
WATSON PHARMACEUTICALS INC       COM               942683103    3,073          100,000           SOLE        NONE    SOLE
WEBMD CORP                       COM               94769M105    2,720          320,000           SOLE        NONE    SOLE
WELLS FARGO & CO NEW             COM               949746101      478            8,000           SOLE        NONE    SOLE
WRIGLEY (WM) JR CO               COM               982526105      511            7,800           SOLE        NONE    SOLE
                                                               564,971

03716-0001 #569697